Capital Management - Additional Information (Detail) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2013 RUB (₽)	Dec. 31, 2013 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Loan value percentage		75.00%
Percentage of shares disposed			49.00%
U.S. dollars [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Total debt		₽ 102,040		$ 1,772	₽ 96,989	$ 2,963
Elga coal complex [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of shares disposed	49.00%
Proceeds from sale of shares in subsidiaries	₽ 34,300